INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 1,998	$ 3,752
Accumulated amortization	(615)	(566)
Net carrying value	1,383	3,186
Patents and copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,998	3,752
Accumulated amortization	(615)	(566)
Net carrying value	$ 1,383	$ 3,186